Available-for-Sale Marketable Securities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of available-for-sale marketable securities
Amortized cost	$ 38,103	$ 33,906
Gross unrealized gain	126	1
Gross unrealized loss	(15)	(228)
Fair value	38,214	33,679
Matures within one year: Corporate debentures [Member]
Summary of available-for-sale marketable securities
Amortized cost	12,062	4,533
Gross unrealized gain	10
Gross unrealized loss	(3)	(6)
Fair value	12,069	4,527
Matures after one year through three years: Corporate debentures [Member]
Summary of available-for-sale marketable securities
Amortized cost	26,041	29,373
Gross unrealized gain	116	1
Gross unrealized loss	(12)	(222)
Fair value	$ 26,145	$ 29,152